Accounts Receivable, net - Movement of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable, net
Balance at the beginning of the year	¥ 7,598	¥ 0
Charged for the year	1,420	7,598
Balance at the end of the year	¥ 9,018	¥ 7,598